Fresh Start Accounting - Fresh Start Adjustments (Details) - Fresh Start Accounting Adjustments $ in Millions	Nov. 19, 2018 USD ($)
Revaluation of Assets
Fresh-Start Adjustment [Line Items]
Deferred costs	$ (15.1)
Deferred tax balances on capitalized cost	0.1
Revaluation of Liabilities
Fresh-Start Adjustment [Line Items]
Unamortized deferred financing costs	59.4
Estimated fair values of the debt	7.1
Deferred tax balances on capitalized cost	$ (3.0)